Concentrations and Risks	12 Months Ended
Dec. 31, 2023
Concentrations and Risks
Concentrations and Risks

4. Concentrations and Risks

(a) Concentration of customers and suppliers

Customers accounting for more than 10% of the Group’s total revenues for the years ended December 31, 2021, 2022 and 2023 and more than 10% of the Group’s accounts receivable, net as of December 31, 2022 and 2023 were as follows:

	For the year ended
	December 31,
Revenues	2021	2022	2023
Customer A	*	17%	10%
Customer C	*	12%	19%

	For the year ended
	December 31,
Accounts receivable	2022	2023
Customer B	67%	35%
Customer C	8%	23%

(b) Credit risk

The Group’s credit risk primarily arises from cash and cash equivalents, restricted cash, certain short-term investments, receivables due from its customers, related parties and other parties. The maximum exposure of such assets to credit risk is the assets’ carrying amounts as of the balance sheet dates. The Group expects that there is no significant credit risk associated with cash and cash equivalents and short-term investments which were held by commercial banks in the jurisdictions where the Company, its subsidiaries, VIE and the subsidiaries of the VIE are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group believes that there is no significant credit risk associated with amounts due from related parties. Receivables due from customers are typically unsecured in the PRC and the credit risk with respect to which is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Banks accounting for more than 10% of the Group’s cash and cash equivalents and short-term investments as of December 31, 2022 and 2023 were as follows:

	For the year ended
	December, 31
Cash & cash equivalents, restricted cash and short-term investments	2022	2023
Bank E	74%	77%
Bank F	25%	23%

(c) Foreign currency risk

The Group’s operating transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political development. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

4. Concentrations and Risks (continued)

(d) PRC regulations

The Group is required to obtain certain licenses to operate the Internet information services including Internet news information license, Internet audio-visual program transmission license, Internet publishing license and value-added telecommunication license. Production and operation of radio and television programs license may also be required by the relevant authorities due to the uncertainties of the interpretation of the related laws and regulations. Without these licenses, the PRC government may order the Group to cease its services, which may cause disruption to the Group’s business operations. As of the date of the report, the Group has obtained the value-added telecommunication license, production and operation of radio and television programs license by the relevant authorities and is in the process of applying for other licenses and permits for the certain operations of the businesses.